Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amounts and carrying amounts of derivatives
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	40,000	1,282	—
Cash flow hedges	20,000	—	(538)
Interest rate and foreign exchange risk
Fair value hedges	428,067	783	(20,908)
Cash flow hedges	455,864	8,740	(7,009)
	943,931	10,805	(28,455)

	December 31, 2020
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	85,667	1,831	(233)
Cash flow hedges	60,000	—	(1,541)
Interest rate and foreign exchange risk
Fair value hedges	344,489	2,856	(3,848)
Cash flow hedges	221,508	23,091	—
Foreign exchange risk
Cash flow hedges	71,353	—	(3,589)
	783,017	27,778	(9,211)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.

Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments

	December 31, 2021
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	20,000	—	(538)	562	560	(2)	(423)
Interest rate and foreign exchange risk
Borrowings and debt	455,864	8,740	(7,009)	(21,267)	(20,920)	347	—
Foreign exchange risk
Loans	—	—	—	—	—	—	(3,589)
Total	475,864	8,740	(7,547)	(20,705)	(20,360)	345	(4,012)

	December 31, 2020
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	60,000	—	(1,541)	(443)	(442)	1	(75)
Interest rate and foreign exchange risk
Borrowings and debt	221,508	23,091	—	23,380	23,481	101	(1,697)
Foreign exchange risk
Loans	71,353	—	(3,589)	(3,466)	(3,465)	1	(1,927)
Total	352,861	23,091	(5,130)	19,471	19,574	103	(3,699)
(1) Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2) Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3) Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4) Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of nominal amounts and carrying amounts of the cash flow hedge
The following table details the nominal amounts and carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Change in the fair value of the hedged items used to calculate the hedge ineffectiveness (1)	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(20,041)	Borrowings and debt, net	(560)	—
Interest rate and foreign exchange risk
Borrowings and debt	—	(470,181)	Borrowings and debt, net	20,920	10,756
Total	—	(490,222)		20,360	10,756

	December 31, 2020
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Change in the fair value of the hedged items used to calculate the hedge ineffectiveness (1)	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(20,045)	Borrowings and debt, net	442	1,440
Interest rate and foreign exchange risk
Borrowings and debt	—	(243,817)	Borrowings and debt, net	(23,481)	(1,980)
Foreign exchange risk
Loans	74,509	—	Loans, net	3,465	562
Total	74,509	(263,862)		(19,574)	22
(1) Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
B. Cash flow hedges (continued)
Schedule of maturity of financial instruments
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2021
Maturity	Interest rate swaps	Cross currency swaps	Total
Cash flow hedge
Less than 1 year	—	108,779	108,779
Over 1 to 2 years	20,000	30,332	50,332
Over 2 to 5 years	—	299,684	299,684
More than 5 years	—	17,069	17,069
Total	20,000	455,864	475,864
—

	December 31, 2020
Maturity	Foreign exchange forwards	Interest rate swaps	Cross currency swaps	Total
Cash flow hedge
Less than 1 year	71,353	40,000	—	111,353
Over 2 to 5 years	—	20,000	197,854	217,854
More than 5 years	—	—	23,654	23,654
Total	71,353	60,000	221,508	352,861

Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Schedule of notional amounts and carrying amounts of derivative instruments
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	40,000	1,282	—	(19)	22
Interest rate and foreign exchange risk
Loans	3,006	333	—	(23)	(119)
Borrowings and debt	425,061	450	(20,908)	(18,614)	(1,283)
Total	468,067	2,065	(20,908)	(18,656)	(1,380)

	December 31, 2020
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Loans	10,667	—	(132)	84	1
Securities at FVOCI	5,000	—	(101)	(29)	(20)
Borrowings and debt	70,000	1,831	—	199	(27)
Interest rate and foreign exchange risk
Loans	4,075	356	—	178	(149)
Borrowings and debt	340,414	2,500	(3,848)	(2,524)	(468)
Total	430,156	4,687	(4,081)	(2,092)	(663)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss
The following table details the notional amounts and carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(41,315)	Borrowings and debt, net	—	41
Interest rate and foreign exchange risk
Loans	2,717	—		(751)	(96)
Borrowings and debt	—	(406,724)	Borrowings and debt, net	18,919	17,331
Total	2,717	(448,039)		18,168	17,276

	December 31, 2020
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	10,837	—	Loans, net	74	(83)
Securities at FVOCI	5,113	—	Securities and other financial assets, net	85	9
Borrowings and debt	—	(71,937)	Borrowings and debt, net	(292)	(226)
Interest rate and foreign exchange risk
Loans	3,789	—	Loans, net	(654)	(327)
Borrowings and debt	—	(339,688)	Borrowings and debt, net	1,083	2,056
Total	19,739	(411,625)		296	1,429
(1)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.

Schedule of maturity of financial instruments
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2021
Maturity	Interest rate swaps	Cross currency swaps	Total
Fair value hedge
Less than 1 year	40,000	271,646	311,646
Over 1 to 2 years	—	3,006	3,006
Over 2 to 5 years	—	153,415	153,415
Total	40,000	428,067	468,067

	December 31, 2020
Maturity	Interest rate swaps	Cross currency swaps	Total
Fair value hedge
Less than 1 year	85,667	—	85,667
Over 1 to 2 years	—	271,646	271,646
Over 2 to 5 years	—	72,843	72,843
Total	85,667	344,489	430,156